UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices) (Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock Lifestyle Portfolios

QUARTERLY PORTFOLIO HOLDINGS

Lifestyle Aggressive Portfolio

Lifestyle Growth Portfolio

Lifestyle Balanced Portfolio

Lifestyle Moderate Portfolio

Lifestyle Conservative Portfolio

9.30.2009

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited)

(showing percentage of total net assets)

Lifestyle Aggressive Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK FUNDS (g) - 1.51%
Small Cap Intrinsic Value (MFC Global U.S.) (f)	5,144,879	$48,104,619
JOHN HANCOCK FUNDS II (g) - 89.35%
All Cap Core (Deutsche)	10,631,671	79,950,165
All Cap Value (Lord Abbett)	4,952,538	47,891,039
Alpha Opportunites (Wellington)	8,371,413	95,852,674
Blue Chip Growth (T. Rowe Price)	9,795,289	160,250,923
Capital Appreciation (Jennison)	15,530,890	143,971,354
Emerging Markets Value (DFA)	21,915,975	217,406,471
Equity-Income (T. Rowe Price)	7,851,288	95,236,127
Fundamental Value (Davis)	12,400,470	158,726,016
Index 500 (MFC Global U.S.A.) (f)	20,338,348	161,079,713
International Equity Index (SSgA)	2,958,515	48,312,549
International Opportunities (Marsico)	13,273,328	167,774,870
International Small Cap (Templeton)	3,693,620	48,312,549
International Small Company (DFA)	6,424,541	48,312,549
International Value (Templeton)	12,244,310	169,093,922
Large Cap (UBS)	2,906,566	31,914,099
Large Cap Value (BlackRock)	3,839,452	64,234,038
Mid Cap Index (MFC Global U.S.A.) (f)	6,285,549	96,546,034
Mid Cap Stock (Wellington)	9,033,760	120,781,373
Mid Cap Value Equity (RiverSource)	5,201,609	40,260,458
Mid Value (T. Rowe Price)	6,013,511	80,520,915
Natural Resources (Wellington)	5,045,697	96,625,098
Optimized Value (MFC Global U.S.A.) (f)	4,682,487	48,042,316
Small Cap Growth (Wellington)	4,515,994	40,237,502
Small Cap Index (MFC Global U.S.A.) (f)	3,085,093	32,208,366
Small Cap Opportunities (Munder)	2,016,804	32,208,366
Small Cap Value (Wellington)	3,054,663	40,260,458
Small Company Growth (AIM)*	3,953,307	40,086,537
Small Company Value (T. Rowe Price)	3,127,064	64,167,353
Smaller Company Growth (Frontier/MFC
Global U.S.A./Perimeter) (f)	3,620,843	40,227,571
Technical Opportunities (Wellington)	4,652,941	47,599,591
U.S. Multi Sector (GMO)	15,288,113	128,725,913
Value & Restructuring (Columbia)	6,979,061	64,416,732
Value (Van Kampen)	3,866,551	32,208,366
Vista (American Century)	8,955,304	64,119,974
		2,847,561,981
JOHN HANCOCK FUNDS III (g) - 9.15%
Disciplined Value Fund (Rebeco)	1,070,114	11,696,342
International Core (GMO)	6,057,084	167,296,669
Rainier Growth (Rainier)	6,823,478	112,723,850
		291,716,861
TOTAL INVESTMENT COMPANIES (Cost $3,241,395,707)		$3,187,383,461
Total Investments (Lifestyle Aggressive Portfolio)
(Cost $3,241,395,707) - 100.01%		$3,187,383,461
Other assets and liabilities, net - (0.01)%		(280,592)
TOTAL NET ASSETS - 100.00%		$ 3,187,102,869

Lifestyle Growth Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.99%
JOHN HANCOCK FUNDS (g) - 0.51%
Small Cap Intrinsic Value (MFC Global U.S.) (f)	5,081,260	$47,509,783
JOHN HANCOCK FUNDS II (g) - 93.16%
Active Bond (MFC Global U.S./Declaration) (f)	4,958,144	46,705,720
All Cap Core (Deutsche)	30,975,461	232,935,470
All Cap Value (Lord Abbett)	13,538,198	130,914,374
Alpha Opportunites (Wellington)	26,586,779	304,418,623
Blue Chip Growth (T. Rowe Price)	28,211,273	461,536,423
Capital Appreciation (Jennison)	42,762,346	396,406,952
Emerging Markets Value (DFA)	43,582,563	432,339,022
Equity-Income (T. Rowe Price)	20,635,001	250,302,556
Floating Rate Income (WAMCO)	35,764,561	333,325,705
Fundamental Value (Davis)	39,941,122	511,246,360
Global Bond (PIMCO)	8,803,586	112,685,906
Global Real Estate (Deutsche)	14,462,643	95,019,565
High Income (MFC Global U.S.) (f)	14,888,067	103,323,184
High Yield (WAMCO)	33,475,639	274,835,000
Index 500 (MFC Global U.S.A.) (f)	69,463,302	550,149,356
International Equity Index (SSgA)	4,040,107	65,974,955
International Opportunities (Marsico)	22,340,854	282,388,388
International Small Cap (Templeton)	3,632,246	47,509,783
International Small Company (DFA)	6,317,790	47,509,783
International Value (Templeton)	20,641,470	285,058,696
Large Cap (UBS)	8,615,720	94,600,605
Large Cap Value (BlackRock)	9,970,390	166,804,622
Mid Cap Index (MFC Global U.S.A.) (f)	21,922,548	336,730,342
Mid Cap Stock (Wellington)	12,437,116	166,284,239
Mid Cap Value Equity (RiverSource)	9,207,322	71,264,674
Mid Value (T. Rowe Price)	7,096,308	95,019,565
Natural Resources (Wellington)	10,419,900	199,541,087
Optimized Value (MFC Global U.S.A.) (f)	11,867,994	121,765,616
Real Estate Equity (T. Rowe Price)	10,906,594	62,712,913
Real Return Bond (PIMCO)	36,944,043	448,131,243
Small Cap Growth (Wellington)	3,519,243	31,356,457
Small Cap Index (MFC Global U.S.A.) (f)	2,275,373	23,754,891
Small Cap Opportunities (Munder)	1,487,470	23,754,891
Small Cap Value (Wellington)	2,162,813	28,505,870
Small Company Growth (AIM)*	3,034,175	30,766,536
Small Company Value (T. Rowe Price)	2,315,292	47,509,783
Smaller Company Growth (Frontier/MFC
Global U.S.A./Perimeter) (f)	2,789,112	30,987,029
Spectrum Income (T. Rowe Price)	11,156,866	112,907,487
Strategic Bond (WAMCO)	10,956,593	113,619,868
Strategic Income (MFC Global U.S.) (f)	11,289,575	113,234,442
Technical Opportunities (Wellington)	13,538,660	138,500,488
Total Return (PIMCO)	26,614,895	372,076,230
U.S. High Yield Bond (Wells Capital)	17,396,615	208,585,413
U.S. Multi Sector (GMO)	46,466,612	391,248,872
Value & Restructuring (Columbia)	18,426,000	170,071,982
Value (Van Kampen)	6,273,801	52,260,761
Vista (American Century)	13,007,235	93,131,805
		8,709,713,532
JOHN HANCOCK FUNDS III (g) - 6.32%
Disciplined Value (Rebeco)	3,183,242	34,792,832
International Core (GMO)	10,102,884	279,041,652

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued

(showing percentage of total net assets)

Lifestyle Growth Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS III (g)
(continued)
Rainier Growth (Rainier)	16,780,933	$277,221,015
		591,055,499
TOTAL INVESTMENT COMPANIES (Cost $9,299,838,131)		$9,348,278,814
Total Investments (Lifestyle Growth Portfolio)
(Cost $9,299,838,131) - 99.99%		$9,348,278,814
Other assets and liabilities, net - 0.01%		1,381,605
TOTAL NET ASSETS - 100.00%		$9,349,660,419

Lifestyle Balanced Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.99%
JOHN HANCOCK FUNDS II (g) - 95.26%
Active Bond (MFC Global U.S./Declaration) (f)	28,039,599	$264,133,021
All Cap Core (Deutsche)	23,874,241	179,534,293
All Cap Value (Lord Abbett)	10,193,700	98,573,083
Alpha Opportunites (Wellington)	17,832,051	204,176,987
Blue Chip Growth (T. Rowe Price)	24,777,431	405,358,768
Capital Appreciation (Jennison)	33,814,806	313,463,255
Core Bond (Wells Capital)	15,096,239	197,760,734
Emerging Markets Value (DFA)	29,857,904	296,190,406
Equity-Income (T. Rowe Price)	16,525,173	200,450,342
Floating Rate Income (WAMCO)	40,516,081	377,609,878
Fundamental Value (Davis)	29,702,646	380,193,871
Global Bond (PIMCO)	17,632,746	225,699,143
Global Real Estate (Deutsche)	16,507,041	108,451,256
High Income (MFC Global U.S.) (f)	27,534,914	191,092,300
High Yield (WAMCO)	54,212,347	445,083,371
Index 500 (MFC Global U.S.A.) (f) (g)	53,952,364	427,302,721
International Opportunities (Marsico)	14,745,521	186,383,390
International Value (Templeton)	13,528,443	186,827,795
Large Cap (UBS)	8,231,417	90,380,957
Large Cap Value (BlackRock)	8,534,569	142,783,339
Mid Cap Stock (Wellington)	6,816,418	91,135,510
Mid Cap Value Equity (RiverSource)	4,114,056	31,842,791
Mid Value (T. Rowe Price)	4,764,366	63,794,857
Natural Resources (Wellington)	10,945,779	209,611,672
Optimized Value (MFC Global U.S.A.) (f)	8,881,106	91,120,148
Real Estate Equity (T. Rowe Price)	15,849,654	91,135,510
Real Return Bond (PIMCO)	31,234,937	378,879,784
Small Cap Growth (Wellington)	2,557,113	22,783,877
Small Company Growth (AIM)*	4,485,999	45,488,034
Small Company Value (T. Rowe Price)	5,756,655	118,126,568
Smaller Company Growth (Frontier/MFC
Global U.S.A./Perimeter) (f)	6,152,262	68,351,632
Spectrum Income (T. Rowe Price)	40,346,053	408,302,056
Strategic Bond (WAMCO)	16,946,758	175,737,876
Strategic Income (MFC Global U.S.) (f)	17,526,153	175,787,319
Technical Opportunities (Wellington)	13,365,683	136,730,939
Total Bond Market (Declaration) (f)	6,320,254	65,920,245
Total Return (PIMCO)	37,722,601	527,361,957

Lifestyle Balanced Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II (g)
(continued)
U.S. High Yield Bond (Wells Capital)	30,784,738	$369,109,015
U.S. Multi Sector (GMO)	36,209,559	304,884,487
Value & Restructuring (Columbia)	15,766,269	145,522,660
Value (Van Kampen)	2,735,159	22,783,877
Vista (American Century)	6,364,212	45,567,755
		8,511,427,479
JOHN HANCOCK FUNDS III (g) - 4.73%
Disciplined Value Fund (Rebeco)	2,301,676	25,157,322
International Core (GMO)	6,578,400	181,695,420
Rainier Growth (Rainier)	13,068,007	215,883,483
		422,736,225
TOTAL INVESTMENT COMPANIES (Cost $8,690,468,069) $		8,934,163,704
Total Investments (Lifestyle Balanced Portfolio)
(Cost $8,690,468,069) - 99.99%		$8,934,163,704
Other assets and liabilities, net - 0.01%		504,101
TOTAL NET ASSETS - 100.00%		$8,934,667,805

Lifestyle Moderate Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.98%
JOHN HANCOCK FUNDS II (g) - 94.56%
Active Bond (MFC Global U.S./Declaration) (f)	13,968,417	$131,582,485
Alpha Opportunites (Wellington)	2,389,442	27,359,110
Blue Chip Growth (T. Rowe Price)	8,202,844	134,198,533
Capital Appreciation (Jennison)	4,332,715	40,164,272
Core Bond (Wells Capital)	9,240,907	121,055,886
Equity-Income (T. Rowe Price)	4,993,384	60,569,742
Floating Rate Income (WAMCO)	13,823,741	128,837,266
Fundamental Value (Davis)	7,877,399	100,830,704
Global Bond (PIMCO)	8,985,617	115,015,899
Global Real Estate (Deutsche)	6,371,372	41,859,912
High Income (MFC Global U.S.) (f)	13,199,625	91,605,394
High Yield (WAMCO)	12,633,659	103,722,344
Index 500 (MFC Global U.S.A.) (f)	11,972,250	94,820,221
International Opportunities (Marsico)	5,643,662	71,335,892
International Value (Templeton)	5,226,087	72,172,262
Investment Quality Bond (Wellington)	4,644,088	55,171,762
Mid Cap Stock (Wellington)	2,812,524	37,603,443
Mid Cap Value Equity (RiverSource)	884,253	6,844,119
Mid Value (T. Rowe Price)	2,503,015	33,515,365
Real Estate Equity (T. Rowe Price)	4,983,904	28,657,447
Real Return Bond (PIMCO)	10,113,365	122,675,112
Small Company Value (T. Rowe Price)	694,375	14,248,572
Smaller Company Growth (Frontier/MFC
Global U.S.A./Perimeter) (f)	1,299,231	14,434,452
Spectrum Income (T. Rowe Price)	19,873,761	201,122,465
Strategic Bond (WAMCO)	7,352,393	76,244,317
Strategic Income (MFC Global U.S.) (f)	7,608,957	76,317,841
Total Bond Market (Declaration) (f)	11,984,982	125,003,361
Total Return (PIMCO)	14,118,292	197,373,728

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued

(showing percentage of total net assets)

Lifestyle Moderate Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II (g)
(continued)
U.S. High Yield Bond (Wells Capital)	8,552,862 $	102,548,810
U.S. Multi Sector (GMO)	8,069,074	67,941,601
Value & Restructuring (Columbia)	4,739,887	43,749,153
Vista (American Century)	946,360	6,775,940
		2,545,357,410
JOHN HANCOCK FUNDS III (g) - 5.42%
Global Shareholder Yield (Epoch)	8,121,761	64,161,913
International Core (GMO)	2,223,627	61,416,565
Rainier Growth (Rainier)	1,219,826	20,151,526
		145,730,004
TOTAL INVESTMENT COMPANIES (Cost $2,675,869,307)		$2,691,087,414
Total Investments (Lifestyle Moderate Portfolio)
(Cost $2,675,869,307) - 99.98%		$2,691,087,414
Other assets and liabilities, net - 0.02%		641,435
TOTAL NET ASSETS - 100.00%		$2,691,728,849

Lifestyle Conservative Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.96%
JOHN HANCOCK FUNDS II (g) - 96.17%
Active Bond (MFC Global U.S./Declaration) (f)	13,281,791	$125,114,469
Blue Chip Growth (T. Rowe Price)	3,945,438	64,547,369
Core Bond (Wells Capital)	8,595,651	112,603,022
Equity-Income (T. Rowe Price)	3,563,435	43,224,464
Floating Rate Income (WAMCO)	12,294,770	114,587,255
Fundamental Value (Davis)	4,310,887	55,179,351
Global Bond (PIMCO)	10,475,309	134,083,952
Global Real Estate (Deutsche)	2,524,343	16,584,931
High Income (MFC Global U.S.) (f)	5,253,921	36,462,210
High Yield (WAMCO)	9,253,753	75,973,311
Index 500 (MFC Global U.S.A.) (f)	7,996,552	63,332,692
International Value (Templeton)	2,401,873	33,169,863
Investment Quality Bond (Wellington)	5,256,910	62,452,096
Real Estate Equity (T. Rowe Price)	2,884,336	16,584,931
Real Return Bond (PIMCO)	6,893,359	83,616,446
Short Term Government Income (MFC Global
U.S.) (f)	2,867,719	29,222,053
Spectrum Income (T. Rowe Price)	18,320,480	185,403,257
Strategic Bond (WAMCO)	7,834,721	81,246,057
Strategic Income (MFC Global U.S.) (f)	8,108,116	81,324,405
Total Bond Market (Declaration) (f)	19,013,831	198,314,253
Total Return (PIMCO)	14,170,094	198,097,909
U.S. Government Securities (WAMCO)	7,920,817	95,921,093
U.S. High Yield Bond (Wells Capital)	5,039,333	60,421,600
U.S. Multi Sector (GMO)	2,504,865	21,090,964
Value & Restructuring (Columbia)	4,192,651	38,698,173
		2,027,256,126
JOHN HANCOCK FUNDS III (g) - 3.79%
Global Shareholder Yield (Epoch)	6,684,019	52,803,752

Lifestyle Conservative Portfolio (continued)
	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS III (g)
(continued)
International Core (GMO)	978,205	$27,018,010
		79,821,762
TOTAL INVESTMENT COMPANIES (Cost $2,050,360,293)		$2,107,077,888
Total Investments (Lifestyle Conservative Portfolio)
(Cost $2,050,360,293) - 99.96%		$2,107,077,888
Other assets and liabilities, net - 0.04%		820,632
TOTAL NET ASSETS - 100.00%		$2,107,898,520

Footnotes

Percentages are stated as a percent of net assets.

* Non-Income Producing

(f) The subadviser is an affiliate of the adviser and the fund.

(g) The Underlying Fund's subadviser is shown parenthetically.

The accompanying notes are an integral part of the financial statements.
3

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Investments by the Portfolios in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. All other securities held by the Portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade.

Fair value measurements

The Portfolios use a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended September 30, 2009, all investments for all Portfolios are Level 1 under the hierarchy discussed above.

Cost of investment securities for federal income tax purposes

The cost of investments owned on September 30, 2009, was as follows:

				Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Portfolio	Cost	Appreciation	(Depreciation)	(Depreciation)
Lifestyle Aggressive	$3,323,901,321	$171,717,356	($308,235,216)	($136,517,860)
Lifestyle Growth	9,568,301,203	544,433,267	(764,455,656)	(220,022,389)
Lifestyle Balanced	9,032,955,470	486,038,595	(584,830,361)	(98,791,766)
Lifestyle Moderate	2,704,316,896	97,252,832	(110,482,314)	(13,229,482)
Lifestyle Conservative	2,086,603,676	84,356,222	(63,882,010)	20,474,212

Risks & uncertainties

There are a number of risk factors that may play a role in shaping the Fund’s overall risk profile. For further details, see the Fund’s Prospectus and Statement of Additional Information.

More information

Trustees
James M. Oates, *Chairman*
James R. Boyle†
Grace K. Fey†
Charles L. Bardelis*
Peter S. Burgess*
Theron S. Hoffman
Hassell H. McClellan
Steven M. Roberts*
John D. Richardson, *Trustee Emeritus*
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Hugh McHaffie
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.), Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** N/A	**Express mail:** N/A
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.

LS0Q3 9/09
11/09

John Hancock
MUTUAL FUNDS

John Hancock Retirement Distribution Portfolio

QUARTERLY PORTFOLIO HOLDINGS

9.30.2009

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited)

(showing percentage of total net assets)

Retirement Distribution Fund
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 94.82%
Investment Companies - 33.26%
iShares Barclays Aggregate Bond Fund	1,600	$167,872
iShares iBoxx Investment Grade Corporate
Bond Fund	4,400	469,392
SPDR Barclays Capital High Yield Bond ETF	5,200	200,148
WisdomTree DEFA Equity Income Fund	8,300	357,647
WisdomTree Equity Income Fund	15,200	510,568
		1,705,627
JOHN HANCOCK FUNDS II (g) - 60.57%
Active Bond (MFC Global U.S./Declaration) (f)	26,846	252,893
Capital Appreciation (Jennison)	8,199	76,008
Core Bond (Wells Capital)	19,881	260,439
Emerging Markets Value (DFA)	5,119	50,783
Equity-Income (T. Rowe Price)	4,168	50,558
Fundamental Value (Davis)	3,963	50,729
Global Bond (PIMCO)	19,850	254,084
Global Real Estate (Deutsche)	13,936	91,559
High Income (MFC Global U.S.) (f)	14,597	101,303
High Yield (WAMCO)	21,562	177,025
International Opportunities (Marsico)	4,024	50,861
International Small Company (DFA)	13,530	101,742
International Value (Templeton)	3,684	50,871
Mid Cap Stock (Wellington)	11,415	152,613
Mid Value (T. Rowe Price)*	11,398	152,613
Natural Resources (Wellington)	1,324	25,352
Total Bond Market (Declaration) (f)	37,340	389,455
Total Return (PIMCO)	34,903	487,946
U.S. High Yield Bond (Wells Capital)	14,752	176,877
Value & Restructuring (Columbia)	5,511	50,871
Value (Van Kampen)*	12,184	101,494
		3,106,076
JOHN HANCOCK FUNDS III (g) - 0.99%
International Core (GMO)	1,837	50,726
TOTAL INVESTMENT COMPANIES (Cost $5,196,239)		$4,862,429

REPURCHASE AGREEMENTS - 3.78%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$194,000 on 10/01/2009,
collateralized by $200,000 U.S.
Treasury Bills, zero coupon due
03/25/2010 (valued at $199,820,
including interest)	$194,000	$194,000
TOTAL REPURCHASE AGREEMENTS
(Cost $194,000)		$194,000
Total Investments (Retirement Distribution Fund)
(Cost $5,390,239) † - 98.60%		$5,056,429
Other assets and liabilities, net - 1.40%		71,901
TOTAL NET ASSETS - 100.00%		$5,128,330

Footnotes

Percentages are stated as a percent of net assets.

* Non-Income Producing

(f) The subadviser is an affiliate of the adviser and the fund.

(g) The Underlying Fund's subadviser is shown parenthetically.

† At September 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $5,399,833. Net unrealized depreciation aggregated $343,404 of which $139,032 related to appreciated investment securities and $482,436 related to depreciated investment securities.

The accompanying notes are an integral part of the financial statements.
1

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Investments by the Portfolios in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. All other securities held by the Portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Certain short-term debt instruments are valued at amortized cost.

Fair value measurements

The Portfolios use a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

The following table is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 – Quoted Prices	$4,862,429	-
Level 2 – Other Significant Observable Inputs	194,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$5,056,429	-

Repurchase agreements

The Portfolio may enter into repurchase agreements. When the Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Portfolio will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Risks & uncertainties

There are a number of risk factors that may play a role in shaping the Portfolio’s overall risk profile. For further details, see the Portfolio’s Prospectus and Statement of Additional Information.

3

More information

Trustees
James M. Oates, *Chairman*
James R. Boyle†
Grace K. Fey†
Charles L. Bardelis*
Peter S. Burgess*
Theron S. Hoffman
Hassell H. McClellan
Steven M. Roberts*
John D. Richardson, *Trustee Emeritus*
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Hugh McHaffie
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.), Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Retirement Distribution Portfolio.

330Q3 9/09
11/09

John Hancock

MUTUAL FUNDS

John Hancock

Retirement Rising Distribution Portfolio

QUARTERLY PORTFOLIO HOLDINGS

9.30.2009

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited)

(showing percentage of total net assets)

Retirement Rising Distribution Fund

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 97.36%
Investment Companies - 32.84%
iShares Barclays Aggregate Bond Fund	1,200	$125,904
iShares iBoxx Investment Grade Corporate
Bond Fund	3,300	352,044
PowerShares DB Commodity Index Tracking
Fund*	6,400	141,184
SPDR Barclays Capital High Yield Bond ETF	5,900	227,091
WisdomTree DEFA Equity Income Fund	8,200	353,338
WisdomTree Equity Income Fund	11,000	369,490
		1,569,051
JOHN HANCOCK FUNDS II (g) - 64.52%
Active Bond (MFC Global U.S./Declaration) (f)	20,938	197,233
Core Bond (Wells Capital)	21,695	284,206
Emerging Markets Value (DFA)	7,977	79,130
Equity-Income (T. Rowe Price)	3,920	47,553
Fundamental Value (Davis)	1,942	24,857
Global Bond (PIMCO)	13,879	177,647
Global Real Estate (Deutsche)	16,251	106,771
High Income (MFC Global U.S.) (f)	17,355	120,442
High Yield (WAMCO)	15,614	128,194
International Opportunities (Marsico)	4,399	55,600
International Small Cap (Templeton)	4,370	57,160
International Small Company (DFA)	6,766	50,880
International Value (Templeton)	4,034	55,704
Mid Cap Stock (Wellington)	17,186	229,773
Mid Value (T. Rowe Price)*	18,210	243,828
Natural Resources (Wellington)	2,016	38,607
Real Return Bond (PIMCO)	32,600	395,444
Total Bond Market (Declaration) (f)	17,411	181,599
Total Return (PIMCO)	23,434	327,602
U.S. High Yield Bond (Wells Capital)	14,259	170,963
Value (Van Kampen)*	13,160	109,619
		3,082,812
TOTAL INVESTMENT COMPANIES (Cost $5,071,312)		$4,651,863

REPURCHASE AGREEMENTS - 2.82%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$135,000 on 10/01/2009,
collateralized by $140,000 U.S.
Treasury Bills, zero coupon due
03/25/2010 (valued at $139,874,
including interest)	$135,000	$135,000
TOTAL REPURCHASE AGREEMENTS
(Cost $135,000)		$135,000
Total Investments (Retirement Rising Distribution Fund)
(Cost $5,206,312) † - 100.18%		$4,786,863
Other assets and liabilities, net - (0.18)%		(8,834)
TOTAL NET ASSETS - 100.00%		$4,778,029

Footnotes

Percentages are stated as a percent of net assets.

* Non-Income Producing

(f) The subadviser is an affiliate of the adviser and the fund.

(g) The Underlying Fund's subadviser is shown parenthetically.

† At September 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $5,222,493. Net unrealized depreciation aggregated $435,630 of which $135,954 related to appreciated investment securities and $571,584 related to depreciated investment securities.

The accompanying notes are an integral part of the financial statements.
1

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Investments by the Portfolios in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. All other securities held by the Portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Certain short-term debt instruments are valued at amortized cost.

Fair value measurements

The Portfolios use a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

The following table is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 – Quoted Prices	$4,651,863	-
Level 2 – Other Significant Observable Inputs	135,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$4,786,863	-

Repurchase agreements

The Portfolio may enter into repurchase agreements. When the Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Portfolio will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Risks & uncertainties

There are a number of risk factors that may play a role in shaping the Portfolio’s overall risk profile. For further details, see the Portfolio’s Prospectus and Statement of Additional Information.

3

More information

Trustees
James M. Oates, *Chairman*
James R. Boyle†
Grace K. Fey†
Charles L. Bardelis*
Peter S. Burgess*
Theron S. Hoffman
Hassell H. McClellan
Steven M. Roberts*
John D. Richardson, *Trustee Emeritus*
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Hugh McHaffie
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.), Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Retirement Rising Distribution Portfolio.

332Q3 9/09
11/09

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II – Lifestyle Portfolios, Retirement Distribution Portfolio and Retirement Rising Distribution Portfolio

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: November 23, 2009

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: November 23, 2009